TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

5)  TRADE ACCOUNTS RECEIVABLE

a)  Accounting policy

These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided and goods sold in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date, as well as other trade accounts receivable related to the sale of cell phones, SIM cards, accessories, advertising and rent of IT equipment (“Vivo Tech” product) and credit rights of the Vivo Money FIDC.

The Company measures the provision for estimated impairment losses in an amount equal to the loss of credit expected for a lifetime.

b)  Critical estimates and judgments

In determining whether the credit risk of a financial asset has increased significantly since the initial recognition and in estimating the expected credit losses, the Company considers reasonable and bearable information that is relevant and available. This includes quantitative and qualitative information and analysis, based on the Company’s historical experience, credit assessment and considering forward-looking information. Although the Company believes that the assumptions used are reasonable, the results may be different.

c)  Breakdown

	12.31.22	12.31.21
Services and goods (1)	10,435,637	9,951,918
Interconnection amounts (2)	824,960	698,361
Vivo Money FIDC	158,259	25,071
Amounts from related parties (Note 29)	67,669	67,137
Gross accounts receivable	11,486,525	10,742,487
Estimated impairment losses	(2,396,382)	(2,171,336)
Net accounts receivable	9,090,143	8,571,151

Current	8,691,114	8,100,269
Non-current	399,029	470,882
(1)	The consolidated include R$2,339,241and R$2,304,402 to be billed to customers on December 31, 2022 and 2021, respectively. It also includes the amounts of contractual assets (Note 25.a), shown in item d), of this note.
(2)	Relates to amounts billed to other telecommunication providers.

Balances of non-current trade accounts receivable include:

	12.31.22	12.31.21
B2B merchandise resale portion - 24 months	235,368	258,751
Portion of accounts receivable from the OI group	—	29,527
Vivo TECH product (1)	443,761	415,653
Nominal amount receivable	679,129	703,931
Deferred financial income	(88,610)	(62,464)
Present value of accounts receivable	590,519	641,467
Estimated impairment losses	(191,490)	(170,585)
Net amount receivable	399,029	470,882
(1)	The maturity schedule is up to five years for amounts related to the Vivo TECH product.

On December 31, 2022 and 2021, no customer represented more than 10% of trade accounts receivable, net.

The following are amounts receivable, by maturity:

	12.31.22	12.31.21
Falling due (1)	7,575,318	7,133,696
Overdue – 1 to 30 days	876,229	827,709
Overdue – 31 to 60 days	189,164	259,641
Overdue – 61 to 90 days	139,827	88,219
Overdue – 91 to 120 days	121,984	117,612
Overdue – over 120 days	187,621	144,274
Total	9,090,143	8,571,151
(1)	Includes the amounts of contractual assets (Note 25.a), shown in item d), of this note.

d)  Changes in contractual assets

	Contract assets, gross	Provision for losses	Contract assets, net
Balance on 12.31.20	203,577	(34,894)	168,683
Additions	417,765	—	417,765
Write-offs	(442,741)	3,403	(439,338)
Balance on 12.31.21	178,601	(31,491)	147,110
Additions	342,688	—	342,688
Write-offs	(390,046)	4,940	(385,106)
Balance on 12.31.22	131,243	(26,551)	104,692

e)  Changes in estimated losses for impairment

Balance on 12.31.20	(2,072,578)
Supplement to estimated losses, net of resersal (Note 26)	(1,436,288)
Write-off	1,337,530
Balance on 12.31.21	(2,171,336)
Supplement to estimated losses, net of resersal (Note 26)	(1,315,614)
Write-off	1,126,600
Business combination - Garliava (Nota 2.d)	(36,032)
Balance on 12.31.22	(2,396,382)